Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Income Taxes [Line Items]
Effective income tax rate	32.30%				33.40%					28.50%	32.40%	32.20%
Income tax expense	$ 28,693	$ 39,301	$ 32,713	$ 10,862	$ 33,175	$ 41,940	$ 30,858	$ 7,887	$ 19,822	$ 116,051	$ 100,507	$ 49,545
U.S. federal statutory rate (percent)										35.00%	35.00%	35.00%
Reassessment of tax liabilities										$ 2,387	$ 7,577	$ 3,466
Deduction related to subsidiaries										6,788	8,060	0
Foreign net operating loss carryforwards		85,095				91,235				85,095	91,235
Undistributed earnings of foreign subsidiaries		100,000								100,000
Undistributed earnings of foreign subsidiaries		26,600								26,600
Unrecognized tax benefits		29,053				32,704				29,053	32,704	$ 41,571
Unrecognized tax benefits that would impact effective tax rate		21,700				20,600				21,700	20,600
Significant change in unrecognized tax benefits is reasonably possible, maximum		2,000								2,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Income tax expense											8,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Foreign operating loss		300,300								300,300
State net operating loss carryforwards		142,200								142,200
Deferred tax assets, not subject to expiration		158,100								158,100
Penalties and interest accrued		$ 4,100				$ 6,700				$ 4,100	$ 6,700